Earnings per share	12 Months Ended
Mar. 31, 2026
Earnings per share
Earnings per share

8. Earnings per share
Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

	$		$		$

	2026 Millions		2025 Millions		2024 Millions

Weighted average number of shares for basic earnings per share		24,033		26,149		27,056

Effect of dilutive potential shares: Employee share schemes		–		–		95

Weighted average number of shares for diluted earnings per share		24,033		26,149		27,151

	$		$		$

	2026 €m		2025 € m		2024 € m

(Loss)/profit for earnings per share from continuing operations attributable to owners		(289)		(4,147)		1,205

Loss for earnings per share from discontinued operations attributable to owners		(108)		(22)		(65)

(Loss)/profit for basic and diluted earnings per share		(397)		(4,169)		1,140

	$		$		$

	2026 eurocents		2025 eurocents		2024 eurocents

Basic (loss)/earnings per share from continuing operations		(1.20)c		(15.86)c		4.45c

Basic loss per share from discontinued operations		(0.45)c		(0.08)c		(0.24)c

Basic (loss)/earnings per share		(1.65)c		(15.94)c		4.21c

	$		$		$

	2026 eurocents		2025 eurocents		2024 eurocents

Diluted (loss)/earnings per share from continuing operations		(1.20)c		(15.86)c		4.44c

Diluted loss per share from discontinued operations		(0.45)c		(0.08)c		(0.24)c

Diluted (loss)/earnings per share		(1.65)c		(15.94)c		4.20c